Intangible assets and goodwill (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in intangible assets and goodwill by class
Balance originating from an acquired institution	[1]	R$ 3,743,704	R$ 8,773,545
Additions/(reductions)		3,743,704	2,343,497
Impairment	[2]	(30,683)	(212,374)
Amortization		(3,331,240)	(2,516,777)
Balance on		16,179,307	15,797,526	R$ 7,409,635
Goodwill
Change in intangible assets and goodwill by class
Balance originating from an acquired institution	[1]	0	4,221,787
Additions/(reductions)		0
Impairment	[2]	0
Amortization		0
Balance on		4,945,313	4,945,313	723,526
Acquisition of financial service rights
Change in intangible assets and goodwill by class
Balance originating from an acquired institution	[1],[3]	0	264,349
Additions/(reductions)	[3]	2,549,335	930,190
Impairment	[2],[3]	0
Amortization	[3]	(1,000,894)	(951,115)
Balance on	[3]	4,051,898	2,503,457	2,260,033
Software
Change in intangible assets and goodwill by class
Balance originating from an acquired institution	[1],[3]	0	288,826
Additions/(reductions)	[3]	1,203,313	1,284,041
Impairment	[2],[3]	(30,683)	(212,374)
Amortization	[3]	(1,327,456)	(1,055,074)
Balance on	[3]	3,790,418	3,945,244	3,639,825
Customer portfolio
Change in intangible assets and goodwill by class
Balance originating from an acquired institution	[1],[3]	0	3,993,743
Additions/(reductions)	[3]	0
Impairment	[2],[3]	0
Amortization	[3]	(1,000,234)	(344,283)
Balance on	[3]	3,358,689	4,358,923	709,463
Others
Change in intangible assets and goodwill by class
Balance originating from an acquired institution	[1],[3]	0	4,840
Additions/(reductions)	[3]	(8,944)	129,266
Impairment	[2],[3]	0
Amortization	[3]	(2,656)	(166,305)
Balance on	[3]	R$ 32,989	R$ 44,589	R$ 76,788

[1]	HSBC Brasil; and
[2]	Impairment losses were recognized in the consolidated statement of income, within 'Other operating income/(expenses)'.
[3]	Rate of amortization: acquisition of banking rights - in accordance with contract agreement; software - 20%; Customer portfolio - up to 20%; and others - 20%;